VANECK DIGITAL TRANSFORMATION ETF

SCHEDULE OF INVESTMENTS

December 31, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 7.3%
Iris Energy Ltd. (USD) *	145,737	$2,356,567
Mawson Infrastructure Group, Inc. (USD) *	193,261	1,281,320
		3,637,887
Canada: 13.1%
Bitfarms Ltd. (USD) *	428,790	2,165,390
Hive Blockchain Technologies Ltd. (USD) * †	832,967	2,199,033
Hut 8 Mining Corp. (USD) * †	277,098	2,175,219
		6,539,642
China: 7.3%
BC Technology Group Ltd. (HKD) # * †	496,500	572,149
BIT Mining Ltd. (ADR) * †	170,733	1,048,301
Canaan, Inc. (ADR) * †	391,258	2,014,978
		3,635,428
Germany: 4.5%
Northern Data AG * †	25,589	2,240,685

Jersey, Channel Islands: 2.8%
Coinshares International Ltd. (SEK) # * †	154,036	1,388,587

United Kingdom: 2.6%
Argo Blockchain Plc (ADR) *	108,449	1,318,740

United States: 62.4%
Bakkt Holdings, Inc. *	160,862	1,368,936
Bit Digital, Inc. * †	150,219	913,332
Block, Inc. *	25,167	4,064,722
	Number of Shares	Value
United States (continued)
Cipher Mining, Inc. *	161,872	$749,467
Cleanspark, Inc. * †	115,689	1,101,359
Coinbase Global, Inc. *	17,051	4,303,161
Galaxy Digital Holdings Ltd. (CAD) * †	112,123	2,010,518
Greenidge Generation Holdings, Inc. *	30,625	491,531
Marathon Digital Holdings, Inc. * †	85,386	2,805,784
MicroStrategy, Inc. *	5,773	3,143,341
Riot Blockchain, Inc. * †	114,856	2,564,734
Silvergate Capital Corp. *	25,519	3,781,916
Stronghold Digital Mining, Inc. *	95,482	1,226,944
Voyager Digital Ltd. (CAD) * †	211,840	2,648,105
		31,173,850
Total Common Stocks (Cost: $60,250,060)		49,934,819

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 19.4% (Cost: $9,702,333)
Money Market Fund: 19.4%
State Street Navigator Securities Lending Government Money Market Portfolio	9,702,333	9,702,333

Total Investments: 119.4% (Cost: $69,952,393)		59,637,152
Liabilities in excess of other assets: (19.4)%		(9,674,407)
NET ASSETS: 100.0%		$49,962,745

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
HKD	Hong Kong Dollar
SEK	Swedish Krona
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $13,033,787.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,960,736 which represents 3.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	26.9%	$13,425,266
Information Technology	73.1	36,509,553
	100.0%	$49,934,819
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